Document and Entity Information	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39964
Entity Registrant Name	Home Point Capital Inc.
Entity Central Index Key	0001830197
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-1116426
Entity Address, Address Line One	2211 Old Earhart Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48105
City Area Code	888
Local Phone Number	616-6866
Title of 12(b) Security	Common Stock, par value $0.0000000072 per share
Trading Symbol	HMPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false